Segment information - Income statement related (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Segment Reporting Information
Net revenues	SFr 3,645	SFr 4,412	SFr 5,103	SFr 8,057	SFr 12,677
Income/(loss) before taxes	(1,173)	(428)	813	(1,601)	56
Operating Segments [Member] | Investment Bank
Segment Reporting Information
Net revenues	1,109	1,938	1,844	3,047	5,728
Income/(loss) before taxes	(1,116)	124	(16)	(992)	(2,326)
Operating Segments [Member] | Asset Management
Segment Reporting Information
Net revenues	311	361	417	672	817
Income/(loss) before taxes	30	53	120	83	251
Operating Segments [Member] | Swiss Universal Bank (old)
Segment Reporting Information
Net revenues	1,050	1,109	1,023	2,159	2,054
Income/(loss) before taxes	402	471	445	873	857
Operating Segments [Member] | International Wealth Management (old)
Segment Reporting Information
Net revenues	1,266	1,177	1,913	2,443	3,998
Income/(loss) before taxes	(96)	(357)	770	(453)	1,748
Corporate Center
Segment Reporting Information
Net revenues	(91)	(173)	(94)	(264)	80
Income/(loss) before taxes	SFr (393)	SFr (719)	SFr (506)	(1,112)	(474)
Bank
Segment Reporting Information
Net revenues				8,130	12,882
Income/(loss) before taxes				(1,754)	15
Bank | Operating Segments [Member] | Investment Bank
Segment Reporting Information
Net revenues				3,047	5,728
Income/(loss) before taxes				(992)	(2,326)
Bank | Operating Segments [Member] | Asset Management
Segment Reporting Information
Net revenues				672	817
Income/(loss) before taxes				83	251
Bank | Operating Segments [Member] | Swiss Universal Bank (old)
Segment Reporting Information
Net revenues				2,159	2,054
Income/(loss) before taxes				873	857
Bank | Operating Segments [Member] | International Wealth Management (old)
Segment Reporting Information
Net revenues				2,443	3,998
Income/(loss) before taxes				(453)	1,748
Bank | Adjustments
Segment Reporting Information
Net revenues				(191)	285
Income/(loss) before taxes				SFr (1,265)	SFr (515)